SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	$ 223,160	$ 348,265	$ 526,581	$ 465,102	$ 357,027
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(4,586,662)	(4,319,066)	(19,639,227)	(18,036,908)	(15,733,642)
Proceeds from sales and collections of receivables			18,305,941	17,217,638	15,455,339
Decrease (increase) in restricted cash	100,435	148,306	43,589		(146,348)
Purchase (disposal) of equipment on operating leases, net	(74,854)	(52,420)	(209,598)	(148,336)	(131,041)
Other investing activities		(72)	(2,314)	1,053	(1,199)
Net cash used in investing activities	(544,046)	(508,779)	(1,501,609)	(966,553)	(556,891)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(341,897)	(247,492)	43,239	(742,510)	(555,950)
Net increase (decrease) in indebtedness	239,105	50,624	1,123,609	1,502,262	1,073,591
Dividends to CNH America LLC				(85,000)	(295,000)
Net cash from financing activities	(102,792)	(196,868)	1,166,848	674,752	222,641
INCREASE IN CASH AND CASH EQUIVALENTS	(423,678)	(357,382)	191,820	173,301	22,777
CASH AND CASH EQUIVALENTS
Beginning of year	785,913	594,093	594,093	420,792	398,015
End of year	362,235	236,711	785,913	594,093	420,792
CNH Capital LLC
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities		(59)	(740,547)	(653,183)	(155)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity		59	(9,453)	3,183	155
Net increase (decrease) in indebtedness			750,000	650,000
Net cash from financing activities		59	740,547	653,183	155
Guarantor Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	420,343	8,227	(1,069,674)	859,941	692,810
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(3,621,374)	(3,443,074)	(15,802,666)	(14,454,152)	(12,375,373)
Proceeds from sales and collections of receivables			15,499,698	14,525,124	12,318,165
Decrease (increase) in restricted cash					1,992
Purchase (disposal) of equipment on operating leases, net	(55,058)	(129,304)	(118,412)	(84,523)	14,365
Other investing activities		(72)	(2,300)	(933)	(1,199)
Net cash used in investing activities	(57,283)	48,134	(423,680)	(14,484)	(42,050)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(360,382)	(223,219)	1,543,710	(683,368)	(314,591)
Net increase (decrease) in indebtedness	(53,992)	24,683	(99,563)	28,832	4,870
Dividends to CNH America LLC				(85,000)	(295,000)
Net cash from financing activities	(414,374)	(198,536)	1,444,147	(739,536)	(604,721)
INCREASE IN CASH AND CASH EQUIVALENTS	(51,314)	(142,175)	(49,207)	105,921	46,039
CASH AND CASH EQUIVALENTS
Beginning of year	257,001	306,208	306,208	200,287	154,248
End of year	205,687	164,033	257,001	306,208	200,287
All Other Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	(229,401)	334,188	915,730	235,827	(275,287)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(4,267,662)	(4,828,432)	(17,733,851)	(15,762,983)	(13,766,266)
Proceeds from sales and collections of receivables			16,703,466	14,871,686	13,545,171
Decrease (increase) in restricted cash	100,435	148,306	43,589		(148,340)
Purchase (disposal) of equipment on operating leases, net	(19,796)	76,884	(91,186)	(63,813)	(145,406)
Other investing activities			(14)	1,986
Net cash used in investing activities	(487,090)	(556,467)	(1,077,996)	(953,124)	(514,841)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	51,030	(18,869)	(69,879)	(38,753)	(220,583)
Net increase (decrease) in indebtedness	293,097	25,941	473,172	823,430	1,068,721
Issuance of common stock					1
Redemption of paid in capital					(81,273)
Net cash from financing activities	344,127	7,072	403,293	784,677	766,866
INCREASE IN CASH AND CASH EQUIVALENTS	(372,364)	(215,207)	241,027	67,380	(23,262)
CASH AND CASH EQUIVALENTS
Beginning of year	528,912	287,885	287,885	220,505	243,767
End of year	156,548	72,678	528,912	287,885	220,505
Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	32,218	5,909	1,421,072	22,517	(60,341)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	3,302,374	3,952,440	13,897,290	12,180,227	10,407,997
Proceeds from sales and collections of receivables			(13,897,223)	(12,179,172)	(10,407,997)
Net cash used in investing activities	327	(446)	67	1,055
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(32,545)	(5,463)	(1,421,139)	(23,572)	(20,931)
Issuance of common stock					(1)
Redemption of paid in capital					81,273
Net cash from financing activities	$ (32,545)	$ (5,463)	$ (1,421,139)	$ (23,572)	$ 60,341